EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions			12 Months Ended
	Jul. 02, 2018	Jan. 23, 2018 gaming_facility	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 03, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions received from equity accounted investments | $			$ 62	$ 29
Gaming Facilities
Disclosure Of Associates And Joint Ventures [Line Items]
Number of gaming facilities | gaming_facility		3
Minimum period of operating rights		22 years
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P.
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	60.00%
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore GP
Disclosure Of Associates And Joint Ventures [Line Items]
Voting interest	49.00%
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P. | Teekay Offshore GP
Disclosure Of Associates And Joint Ventures [Line Items]
Percentage of voting equity interests acquired					2.00%
Brookfield Business Partners L.P. and Institutional Investors | Warrants | Teekay Offshore Partners L.P.
Disclosure Of Associates And Joint Ventures [Line Items]
Number of instruments or interests issued or issuable					1,000,000